Retirement Plans (Details 5) (Pension Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension Plans, Defined Benefit [Member]
Net actuarial gain:
Reclassified to earnings from equity	$ (80)
Losses in current year	102
Net actuarial gain, pretax	22
Net prior service credit:
Reclassification to earnings from equity	1
Gains in current year	(10)
Net prior service credit, pretax	(9)
Total, pretax	$ 13